Document and Entity Information	3 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Trading Symbol	CFN
Entity Registrant Name	CAREFUSION CORP
Entity Central Index Key	0001457543
Entity Filer Category	Large Accelerated Filer